Non-Trading Securities (Residual Contractual Maturity Of Non-Trading Debt Securities) (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Insurance subsidiary [Member]
Schedule of available-for-sale securities [Line items]
Total	¥ 144,334
Less than 1 year	8,077
1 to 5 years	56,019
5 to 10 years	63,612
More than 10 years	¥ 16,626